Share-Based Payments - Summary of Valuations of Options Approved and Granted (Details) - $ / shares		12 Months Ended
	Mar. 18, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Expected Volatility	66.88%
Dividend Yield	0.00%
Risk Free Interest Rate	1.24%
Closing share market price of ordinary share		$ 0.99	$ 1.14	$ 0.61
Series 84
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		0.92
Share price at acceptance date		$ 1.18
Expected Volatility		64.95%
Expected life after factoring		6 years 1 month 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.84%
Series 85
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.36
Share price at acceptance date		$ 0.39
Expected Volatility		69.82%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.21%
Series 86
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.36
Share price at acceptance date		$ 0.39
Expected Volatility		69.82%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.21%
Series 87
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.39
Share price at acceptance date		$ 0.29
Expected Volatility		70.10%
Expected life after factoring		6 years 2 months 12 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.79%
Series 87a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.35
Share price at acceptance date		$ 1.17
Expected Volatility		72.84%
Expected life after factoring		5 years 9 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.07%
Series 87b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.35
Share price at acceptance date		$ 0.29
Expected Volatility		70.07%
Expected life after factoring		6 years 1 month 6 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.74%
Series 87c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.35
Share price at acceptance date		$ 0.99
Expected Volatility		72.72%
Expected life after factoring		5 years 8 months 12 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.08%
Series 88
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.35
Share price at acceptance date		$ 0.37
Expected Volatility		69.82%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.23%
Series 89
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.37
Share price at acceptance date		$ 0.39
Expected Volatility		69.82%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.21%
Series90
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.01
Share price at acceptance date		$ 0.30
Expected Volatility		69.97%
Expected life after factoring		2 months 12 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.80%
Series92
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 0.35
Share price at acceptance date		$ 0.89
Expected Volatility		72.66%
Expected life after factoring		5 years 10 months 24 days
Dividend Yield		0.00%
Risk Free Interest Rate		3.90%
Series93
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 1.23
Share price at acceptance date		$ 1.17
Expected Volatility		72.84%
Expected life after factoring		6 years 4 months 24 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.07%
Series 94
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)		$ 1.23
Share price at acceptance date		$ 0.99
Expected Volatility		72.72%
Expected life after factoring		6 years 3 months 18 days
Dividend Yield		0.00%
Risk Free Interest Rate		4.08%
Series 76
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			1.03
Share price at acceptance date			$ 0.99
Expected Volatility			65.37%
Expected life after factoring			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.38%
Series 77
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.01
Share price at acceptance date			$ 0.99
Expected Volatility			65.37%
Expected life after factoring			5 years 10 months 24 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.38%
Series 78
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 0.85
Share price at acceptance date			$ 0.99
Expected Volatility			65.37%
Expected life after factoring			6 years 1 month 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.38%
Series 79
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.13
Share price at acceptance date			$ 1.04
Expected Volatility			65.43%
Expected life after factoring			6 years 2 months 12 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.11%
Series79 A
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.03
Share price at acceptance date			$ 1.18
Expected Volatility			65.04%
Expected life after factoring			5 years 9 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.88%
Series 79 B
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.13
Share price at acceptance date			$ 0.97
Expected Volatility			65.29%
Expected life after factoring			6 years
Dividend Yield			0.00%
Risk Free Interest Rate			2.99%
Series 79 C
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.03
Share price at acceptance date			$ 0.99
Expected Volatility			65.37%
Expected life after factoring			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.38%
Series 79 D
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.01
Share price at acceptance date			$ 1.15
Expected Volatility			64.98%
Expected life after factoring			5 years 8 months 12 days
Dividend Yield			0.00%
Risk Free Interest Rate			4.19%
Series 80
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 0.93
Share price at acceptance date			$ 0.95
Expected Volatility			65.35%
Expected life after factoring			6 years 1 month 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.35%
Series 81
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 4.60
Share price at acceptance date			$ 0.95
Expected Volatility			65.35%
Expected life after factoring			4 years 7 months 6 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.35%
Series 82
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.12
Share price at acceptance date			$ 0.89
Expected Volatility			65.31%
Expected life after factoring			6 years 3 months 18 days
Dividend Yield			0.00%
Risk Free Interest Rate			3.70%
Series 83
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)			$ 1.03
Share price at acceptance date			$ 0.97
Expected Volatility			65.17%
Expected life after factoring			6 years 4 months 24 days
Dividend Yield			0.00%
Risk Free Interest Rate			2.90%
Series 72
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				2.28
Share price at acceptance date				$ 1.94
Expected Volatility				66.62%
Expected life after factoring				6 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				0.69%
Series 74
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 1.95
Share price at acceptance date				$ 1.69
Expected Volatility				65.85%
Expected life after factoring				6 years 2 months 12 days
Dividend Yield				0.00%
Risk Free Interest Rate				1.31%
Series 74a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 1.77
Share price at acceptance date				$ 0.93
Expected Volatility				65.41%
Expected life after factoring				5 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				3.55%
Series 74b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 1.77
Share price at acceptance date				$ 0.93
Expected Volatility				65.41%
Expected life after factoring				5 years 3 months 18 days
Dividend Yield				0.00%
Risk Free Interest Rate				3.55%
Series 74c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 1.77
Share price at acceptance date				$ 1.16
Expected Volatility				65.89%
Expected life after factoring				5 years 10 months 24 days
Dividend Yield				0.00%
Risk Free Interest Rate				1.91%
Series 75
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise price per share AUD (in AUD per share)				$ 1.42
Share price at acceptance date				$ 1.21
Expected Volatility				65.98%
Expected life after factoring				6 years 1 month 6 days
Dividend Yield				0.00%
Risk Free Interest Rate				2.18%